Other administrative expenses - Operating leases (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of operating leases
Leases	kr (32)	kr (31)	kr (27)
Future minimum rentals payable under non-cancellable operating leases
Future minimum rentals payable under non-cancellable operating leases	(92)	(120)	(151)
Within 1 year
Future minimum rentals payable under non-cancellable operating leases
Future minimum rentals payable under non-cancellable operating leases	(32)	(32)	(31)
Between 1 and 5 years
Future minimum rentals payable under non-cancellable operating leases
Future minimum rentals payable under non-cancellable operating leases	kr (60)	kr (88)	kr (120)